Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of Momo Inc., its subsidiaries, its VIE and VIE’s subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, cost and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, the useful lives and impairment of property and equipment, valuation allowance for deferred tax assets, share-based compensation and fair value of the ordinary shares and convertible redeemable participating preferred shares.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Accounts receivable

Accounts receivable

Accounts receivable primarily represents the cash due from third-party payment channels, net of allowance for doubtful accounts. The Group makes estimates for the allowance for doubtful accounts based upon its assessment of various factors, including the age of accounts receivable balances, credit quality of third party payment channels, current economic conditions and other factors that may affect their ability to pay. No allowance for doubtful accounts as of December 31, 2013 and 2014, respectively, was provided as there was no risk of collecting this account receivable.

Financial instruments

Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, accounts receivable, accounts payable, cost method investments, deferred revenue and amount due from a related party.

The carrying values of cash, and cash equivalents, accounts receivable, accounts payable, deferred revenue and amount due from a related party approximate their fair values due to short-term maturities. It is not practical to estimate the fair value of the Group’s cost method investment because of the lack of quoted market price and the inability to estimate fair value without incurring excessive costs.

Foreign currency risk

Foreign currency risk

The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of $3,723 and $20,181 as of December 31, 2013 and 2014, respectively, which were denominated in RMB.

Cost method investment

Cost method investment

For investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings. The Company reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Equity method investment

Equity method investment

The investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies in which the Group has equity interest over 50%, but the noncontrolling shareholders have substantive rights to participate in significant operating and financing decisions are accounted for using the equity method.

Under the equity method of accounting, the affiliated company’s accounts are not reflected within the Group’s consolidated balance sheets and statements of operations; however, the Group’s share of the earnings or losses of the affiliated company is reflected in the caption “loss from equity method investment” in the consolidated statements of operations. An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or
estimated useful lives

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Revenue recognition

Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The Group principally derives its revenue from membership subscription services, offering the platform for mobile games developed by third parties and other services, including the use of the paid emoticons and mobile marketing services.

(a)	Membership subscription

Membership subscription is a service package which enables members to enjoy additional functions and privileges. The contract period for the membership subscription ranges from one month to one year. All membership subscription is nonrefundable. The Group collects membership subscription in advance and records it as deferred revenue. Revenue is recognized ratably over the contract period for the membership subscription services.

Net revenues of $nil, $2,808 and $29,756 were recognized for membership subscription for the years ended December 31, 2012, 2013 and 2014, respectively.

(b)	Mobile games

The Group provides game services and generates revenue from offering the platform for mobile games developed by third-party game developers. All of the games are developed by third-party game developers and can be accessed and played by game players directly through the Group’s mobile game platform. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games. The Group generally collects payments from game players in connection with the sale of ingame currencies and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances. Revenue from the sale of in-game currencies is primarily recorded net of remittances to game developers. Purchases of in-game currencies are not refundable after they have been sold unless there is unused in-game currencies at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game becomes consistently insignificant. The Group does not currently expect to pay any material cash refunds to game players or game developers in connection with a discontinued game.

Non-exclusive mobile games services

The Group enters into non-exclusive agreements with the game developers and offers the Group’s mobile game platform for the mobile games developed by the game developers. The Group has determined that it has no additional performance obligation to the developers or game players upon players’ completion of the corresponding in-game purchase. Therefore, revenues from the sale of in-game currencies are primarily recorded net of remittances to game developers and deferred until the estimated consumption date by individual game (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time ranging from one to six days after purchase of the in-game currencies.

Exclusive mobile games services

The Group enters into an exclusive agreement with the game developer and provides the Group’s mobile game platform for such mobile game developed by the game developer. Under this exclusive agreement, the players can access to the game only through the Group’s platform. The Group has determined that it is obligated to provide mobile games services to game players who purchased virtual items to gain an enhanced game-playing experience over an average period of player relationship. Hence, the Group believes that its performance for, and obligation to, the game developers correspond to the game developers’ services to the players. The Group does not have access to the data on the consumption details and the types of virtual items purchased by the game players. Therefore, the Group cannot estimate the economic life of the virtual item. However, the Group maintains data of when a particular player purchases the virtual items and logs into the game. The Group has adopted a policy to recognize revenues net of remittances to game developers over the estimated period of player relationship on a game-by-game basis. As of December 31, 2014, the Company operated three games under exclusive arrangements and the estimated periods of the player relationship is in a range of 45 to 69 days.

Net revenues of $nil, $92 and $11,237 were recognized for mobile games for the years ended December 31, 2012, 2013 and 2014, respectively.

(c)	Paid emoticons

All paid emoticons are durable with indefinite lives and each of them is effective upon purchase payment made by a user and completely download. The price of each emoticon is fixed and identifiable. The revenue is recognized ratably over the estimated usage life of the emoticon (i.e. 180 days) by the user from the date of the emoticon is downloaded.

The Group reassesses the estimated lives periodically. If there are indications of any significant changes to their estimated lives, the revised estimates will be applied prospectively in the period of change to all existing emoticons which are not totally amortized.

Net revenues of $nil, $217 and $1,787 were recognized for the use of emoticons on its platform for the years ended December 31, 2012, 2013 and 2014, respectively.

Advertising barter transactions

Advertising barter transactions

The Group engages in barter transactions where it trades advertising resources with certain third parties for other advertising resources. The Group recognizes revenues and expenses at fair value only if the fair value of the services exchanged in the transaction is determinable based on the Group’s own historical practice of receiving cash or other consideration that is readily convertible to a known amount of cash for similar advertising resources from customers unrelated to the party in the barter transaction. In the year ended December 31, 2014, the Group engaged in one advertising barter transaction with an independent counterparty, for which the Group shall display the counterparty’s brand or product promotion information on its own platform in exchange for advertising to be displayed on the counterparty’s advertising media. The fair value of this transaction was not determinable due to the lack of the Group’s similar historical practice. Therefore, the advertising barter transaction shall be recorded based on the carrying amount of the advertising surrendered, which is the estimated cost to be incurred. As of December 31, 2014, the Group has not provided the services to the counterparty but has received the advertising services provided by the counterparty. However, the Group didn’t record any expenses or deferred revenue because the estimated cost to be incurred is insignificant.

Deferred revenue

Deferred revenue

Deferred revenue primarily includes cash received in advance from users. The unused cash balances remaining in users’ accounts are recorded as a liability. Deferred revenue related to prepayments from users will be recognized as revenue when all of the revenue recognition criteria are met.

Cost of revenues

Cost of revenues

Cost of revenues consist of expenditures incurred in the generation of the Group’s revenues, includes but not limited to salaries and benefits paid to employee, commission fee paid to third-party service providers, bandwidth costs, short messaging service charges, and depreciation. These costs are expensed as incurred except for the direct and incremental platform commission fees to third-party are deferred in “Prepaid expenses and other current assets” on the consolidated balance sheets. The deferred platform commissions are recognized in the consolidated statements of operations in “Cost of revenues” in the period in which the related revenues are recognized.

Government subsidies

Government subsidies

The Group records such government subsidies as a liability when it is received and records it as other operating income when there is no further performance obligation.

The Group received government subsidies $nil, $330 and $nil in relation to a government sponsored project on development and research of games for the years ended December 31, 2012, 2013 and 2014, respectively, and recorded $nil, $nil and $nil government subsidies as other operating income for the years ended December 31, 2012, 2013 and 2014, respectively.

Research and development expenses

Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for research and development personnel, and (ii) office rental, general expenses and depreciation expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the research and development of new features for its mobile platform and its self-developed mobile games. The Company has expensed all research and development expenses when incurred.

Value added taxes

Value added taxes

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot value-added tax (“VAT”) reform program (“Pilot Program”), applicable to businesses in selected industries. Businesses in the Pilot Program would pay VAT instead of business tax. The Pilot Program initially applied only to transportation industry and “modern service industries” (“Pilot Industries”) in Shanghai and subsequently was expanded to ten other provinces and municipalities between August and December 2012. Since September 1, 2012, certain revenue generated from providing services which were previously subject to business tax became subject to VAT and related surcharges by various Chinese local tax authorities at rate of 6.72%. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets. VAT is also reported as a deduction to revenue when incurred and amounted to $nil, $392, and $5,436 for the years ended December 31, 2012, 2013 and 2014, respectively.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2012, 2013 and 2014, respectively.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE located in the PRC are maintained in their local currencies, the RMB, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statement of operations.

The Group’s entities with functional currency of RMB, translate their operating results and financial positions into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of comprehensive loss.

Operating leases

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising expenses

Advertising expenses

The Group expenses advertising expenses as incurred. Total advertising expenses incurred were $139, $1,162 and $27,408 for the years ended December 31, 2012, 2013 and 2014, respectively, and have been included in sales and marketing expenses in the consolidated statements of operations.

Comprehensive loss	Comprehensive loss Comprehensive loss includes net loss and foreign currency translation adjustments. Comprehensive loss is reported in the consolidated statements of comprehensive loss.
Share-based compensation

Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Earnings (loss) per share

Earnings (loss) per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The Group determined that the nonvested restricted shares are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares, preferred shares and nonvested restricted shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the convertible redeemable participating preferred shares and nonvested restricted shares are not contractually obligated to share the loss.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable participating preferred shares, and stock options, which could potentially dilute basic loss per share in the future. To calculate the number of shares for diluted loss per ordinary share, the effect of the convertible redeemable participating preferred shares is computed using the as-if-converted method; the effect of the stock options is computed using the treasury stock method.

Recent accounting pronouncements adopted

Recent accounting pronouncements adopted

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carry forward, a similar tax loss, or a tax credit carry forward exists. The FASB’s objective in issuing this Accounting Standards Update (“ASU”) is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP.

The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carry forward, a similar tax loss, or a tax credit carry forward, except as follows. To the extent a net operating loss carry forward, a similar tax loss, or a tax credit carry forward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carry forward, a similar tax loss, or a tax credit carry forward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In May 2014, the FASB issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. generally accepted accounting principles.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract(s) with a customer.

•	Step 2: Identify the performance obligations in the contract.

•	Step 3: Determine the transaction price.

•	Step 4: Allocate the transaction price to the performance obligations in the contract.

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1.	Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•	For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

•	For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

•	For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2.	Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

•	The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

•	An explanation of the reasons for significant changes.

The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In August 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.” The new standard is effective for fiscal years ending after December 15, 2016. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

Accounts Receivable [Member]
Concentration of credit risk and revenue

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The Group places their cash with financial institutions with high-credit ratings and quality.

Third-party payment channels accounting for 10% or more of accounts receivables are as follows:

	December 31,
	2013	2014
A	69%	8%
B	24%	34%
C	6%	26%

No user accounted for 10% or more of accounts receivables for the years ended December 31, 2013 and 2014, respectively.

Revenues [Member]
Concentration of credit risk and revenue

Concentration of revenue

The following table summarizes sales generated from games that individually accounting for 10% or more of net revenues:

	For the years ended December 31,
	2012	2013	2014
Game D	—	—	14%

No user accounted for 10% or more of net revenues for the years ended December 31, 2012, 2013 and 2014, respectively.